SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Category	Estimated life	Depreciation method
Computer equipment	3-4 years	Straight-line
Mining equipment	5-15 years	Straight-line
Vehicles	4 years	Straight-line
Buildings	Life-of-mine	Straight-line
Mine plant and related equipment	Life-of-mine	Units-of-production
Underground infrastructure	Life-of-mine	Straight-line